Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues		¥ 44,290	$ 6,068	¥ 19,764		¥ 7,796
Cost of revenues		(33,827)	(4,634)	(7,592)		(5,137)
Gross profit		10,463	1,434	12,172		2,659
Operating expenses:
Sales and marketing expenses		(2,789)	(382)	(2,477)		(2,041)
General and administrative expenses		(46,910)	(6,427)	(41,222)		(37,714)
Research and development expenses		(2,985)	(409)	(2,184)		(9,352)
Loss on impairment of long-lived assets and long-term investment		(10,504)	(1,439)	(1,996)
Allowance for expected credit losses		(5,264)	(721)	(1,196)		(9,801)
Total operating expenses		(68,452)	(9,378)	(49,075)		(58,908)
Operating loss		(57,989)	(7,944)	(36,903)		(56,249)
Interest income		742	102	562		49
Interest expenses		(1,402)	(192)	(1,860)		(764)
Other income		5,612	769	16,927		3,206
Other expenses		(3,325)	(456)	(1,579)		(3,904)
Loss before income taxes		(56,362)	(7,721)	(22,853)		(57,662)
Income tax expenses				(2,613)		(5)
Net loss		(56,362)	(7,721)	(25,466)		(57,667)
Less: Net loss attributable to non-controlling interests		(8,440)	(1,156)	(6,128)		(11,746)
Net loss attributable to the Company’s shareholders		¥ (47,922)	$ (6,565)	¥ (19,338)		¥ (45,921)
Loss per share attributable to ordinary shareholders of the Company’s shareholders *
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (16.79)	$ (2.3)	¥ (15.56)	[1]	¥ (91.84)	[1]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (16.79)	$ (2.3)	¥ (15.56)	[1]	¥ (91.84)	[1]
Weighted average shares used in calculating basic and diluted loss per share *
Basic (in Shares)	[1]	2,854,594	2,854,594	1,243,140		500,000
Diluted (in Shares)	[1]	2,854,594	2,854,594	1,243,140		500,000
Net loss		¥ (56,362)	$ (7,721)	¥ (25,466)		¥ (57,667)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments		(446)	(61)	446
Comprehensive loss		(56,808)	(7,782)	(25,020)		(57,667)
Product sales
Net revenues
Total net revenues		41,819	5,729	17,062		3,061
Sourcing services
Net revenues
Total net revenues		63	9	1,513		4,428
Battery-swapping services
Net revenues
Total net revenues		¥ 2,408	$ 330	¥ 1,189		¥ 307

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024.